Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 31, 2016
Current assets
Cash and cash equivalents	$ 47,862	$ 106,140
Short-term investments	54,423
Accounts receivable, net	38,275	33,738
Prepaid expenses and other current assets	6,715	7,362
Total current assets	147,275	147,240
Long-term investments	2,995
Property and equipment, net	30,124	24,806
Intangible assets, net	1,633
Goodwill	5,370	254
Other assets	2,179	2,827
Total assets	189,576	175,127
Current liabilities
Accounts payable	6,723	2,891
Accrued expenses and other current liabilities	18,054	15,110
Deferred revenue	70,414	60,889
Current portion of long-term debt	2,454	4,910
Total current liabilities	97,645	83,800
Deferred revenue, net of current portion	10,229	9,151
Long-term debt	171	1,981
Other non-current liabilities	1,693	2,121
Total liabilities	109,738	97,053
Contingencies (Note 16)
Shareholders' equity
Ordinary shares, $0.012 par value, 300,000,000 shares authorized; 55,121,038 and 54,216,738 shares issued and outstanding at December 31, 2016 and March 31, 2016, respectively	661	651
Additional paid-in capital	178,900	169,037
Accumulated deficit	(91,399)	(88,576)
Accumulated other comprehensive loss	(8,324)	(3,038)
Total shareholders' equity	79,838	78,074
Total liabilities and shareholders' equity	$ 189,576	$ 175,127